Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation
Deferred tax liability (asset) at beginning of year	R (32,325)	R (31,988)
Current year charge	(3,135)	(1,164)
Current year charge - per the income statement	(3,223)	(1,227)
Current year charge - per the statement of comprehensive income	88	63
Foreign exchange differences recognised in income statement	69	14
Translation of foreign operations	2,284	813
Deferred tax liability (asset) at end of year	(33,107)	(32,325)
Net deferred tax assets and liabilities
Deferred tax assets	(35,872)	(35,803)
Deferred tax liabilities	2,765	3,478
Deferred tax liabilities	R (33,107)	R (32,325)